Schedule of Long-term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Jun. 11, 2014	Dec. 28, 2013	Mar. 01, 2013	Sep. 01, 2011	Jan. 28, 2011
Long-term debt
Carrying amount of long-term debt	$ 1,475,507	$ 1,482,840		$ 896,668
Capital lease obligations	737	861		1,092
Total long-term debt including current maturities	1,449,765	1,465,175		894,196
Short-term borrowings	(25,742)	(17,665)		(2,472)
Companhia Providencia Industria e Comercio [Member]
Long-term debt
Amount outstanding					$ 50,000
Long-term Pollution Control Bond		0	$ 9,100	0
India subsidiary [Member]
Long-term debt
Carrying amount of long-term debt	2,124	2,437		3,216
Senior Notes
Long-term debt
Carrying amount of long-term debt			$ 210,000
Unsecured Debt [Member]
Long-term debt
Carrying amount of long-term debt	210,000	210,000		0
United States Dollar Loan
Long-term debt
Carrying amount of long-term debt	701,328	703,029		293,545
Brazil, Brazil Real | Companhia Providencia Industria e Comercio [Member]
Long-term debt
Amount outstanding	15,231	18,871		0
Argentinan Pesos Loan | Foreign Line of Credit | Argentina Subsidiary
Long-term debt
Amount outstanding	1,700	2,047		3,082
7.75% Senior secured notes | Senior Notes
Long-term debt
Carrying amount of long-term debt	504,000	504,000		560,000			$ 560,000
ABL Facility | Line of Credit
Long-term debt
Carrying amount of long-term debt	0	0		0
United States Dollar Loan | Companhia Providencia Industria e Comercio [Member]
Long-term debt
Amount outstanding		0		0		$ 52,400
United States Dollar Loan | Foreign Line of Credit | Argentina Subsidiary
Long-term debt
Carrying amount of long-term debt	4,177	5,010		8,341
United States Dollar Loan | Foreign Line of Credit | Suzhou subsidiary - Hygiene
Long-term debt
Amount outstanding	$ 10,468	$ 18,920		$ 24,920